Loans and Financial liabilities (Details) - Schedule of financial liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of financial liabilities [Abstract]
Contingent consideration	[1]	$ 21,995
Assumed liabilities	[2]	61,915
Less current maturities		(17,986)
Total Long term Contingent consideration and assumed liabilities		$ 43,929

[1]	At December 31, 2021 the fair value of the contingent consideration total $21,995 thousand. The increase in the amount of $290 thousands reflects the changes in the value of the liability since the date of acquisition and was recognized as financing expenses in the statement of profit and loss. Refer to Note 5b and Note 17 for details on the contingent consideration.
[2]	The assumed liabilities are measured at amortized cost. The increase of $704 thousands reflects the changes in time value due to and changes in expected payments since the date of acquisition. The increase was recognized as financing expenses in the statement of profit and loss. Refer to Note 5 and Note 17 for details on the assumed liabilities.